Fees Summary	Jul. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,142,228
Previously Paid Amount	0
Total Fee Amount	328.00
Total Offset Amount	0
Net Fee	$ 328.00